Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenues	$ 49,523				$ 49,523
Cost of Revenues	21,332				21,332
Gross Profit	28,191				28,191
Operating Expenses
Sales and marketing	178,379		196,660		352,545	572,972
Transaction costs	4,668,895				5,417,436
Depreciation	47,564		74,714		114,812	154,852
Foreign currency transaction (gain)/loss	(297,317)		120,216		(234,579)	(39,240)
Research and development, net	997,333		17,344		1,054,554	1,954,571
General and administrative	2,182,333		1,814,139		2,972,360	3,364,652
Total Operating Expenses	7,777,187		2,223,073		9,677,128	6,007,807
Other Expense
Changes in fair value of financial liabilities	38,990,961		(3,911,781)		34,333,573	(4,739,085)
Finance expense	(1,020,862)		(996,006)		(1,875,708)	(1,761,159)
Total Other Income/(Expense)	37,970,099		(4,907,787)		32,457,865	(6,500,244)
Income (loss) before taxes	30,221,103		(7,130,860)		22,808,928	(12,508,051)
Income tax benefit (provision)	5				5
Net income (loss)	30,221,108	(7,412,175)	(7,130,860)	(5,377,191)	22,808,933	(12,508,051)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	30,221,108		(7,130,860)		22,808,933	(12,508,051)
Other comprehensive income (loss)
Foreign currency translation adjustments	1,059				1,059
Comprehensive income (loss)	$ 30,222,167		$ (7,130,860)		$ 22,809,992	$ (12,508,051)
Earning (loss) per share
Diluted (in Dollars per share)	$ 2.33		$ (2.76)		$ 2.84	$ (4.93)
Net Loss Per Share - Basic (in Dollars per share)	2.37		(2.76)		2.92	(4.93)
Net Loss Per Share - Diluted (in Dollars per share)	$ 2.33		$ (2.76)		$ 2.84	$ (4.93)
Weighted Average Shares Outstanding
Basic (in Shares)	12,726,152		2,580,041		7,811,776	2,537,638
Diluted (in Shares)	12,952,520		2,580,041		8,038,144	2,537,638
Grafiti Holding Inc
Revenues		101,969		97,908			336,562	391,848	456,076
Cost of Revenues		39,647		23,805			82,084	95,220	95,499
Gross Profit		62,322		74,103			254,478	296,628	360,577
Operating Expenses
Sales and marketing		43,322		44,587			174,061	196,907	229,450
General and administrative		224,614		33,208			402,625	173,549	194,994
Share based compensation ($219,627 to related parties)							627,478
Acquisition-related costs		1,085,297					280,789
Provision for credit losses		129,535					108,568
Total Operating Expenses		1,482,768		77,795			1,593,521	370,456	424,444
Loss from Operations		(1,420,446)		(3,692)			(1,339,043)	(73,828)	(63,867)
Other Expense
Interest expense		(168,160)					(9,314)
Interest income		24,066
Total Other Income/(Expense)		(144,094)					(9,314)
Income (loss) before taxes		(1,564,540)		(3,692)			(1,348,357)	(73,828)	(63,867)
Income tax benefit (provision)
Net income (loss)		(1,564,540)		(3,692)			(1,348,357)	(73,828)	(63,867)
Other comprehensive income (loss)
Comprehensive income (loss)		$ (1,566,762)		$ (4,774)			$ (1,354,170)	$ (73,066)	$ (67,824)
Earning (loss) per share
Diluted (in Dollars per share)		$ (0.39)		$ (0.001)			$ (0.37)	$ (0.02)	$ (0.02)
Net Loss Per Share - Basic (in Dollars per share)		(0.39)		(0.001)			(0.37)	(0.02)	(0.02)
Net Loss Per Share - Diluted (in Dollars per share)		$ (0.39)		$ (0.001)			$ (0.37)	$ (0.02)	$ (0.02)
Weighted Average Shares Outstanding
Basic (in Shares)		4,006,706		3,600,001			3,600,001	3,600,001	3,600,001
Diluted (in Shares)		4,006,706		3,600,001			3,600,001	3,600,001	3,600,001